PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Net operating loss, Description		The Company has evaluated the realization of its California net operating loss tax attribute and has determined under the more likely than not standard that $2,500,000 will not be realized.
Net operating losses	$ 76,700,000
Unrealized net operating loss	$ 2,500,000
Non-capital losses, Gross		$ 6,720,000
Non-capital losses, Net		1,780,000
Share issuance cost, Gross		$ 6,915,000
Expiring term	2038